Equity (Details 1) (USD $)	0 Months Ended
	Mar. 17, 2013	Mar. 17, 2013
Summary of Redemption Price Per Share [Abstract]
At least one year	$ 9.25	$ 9.25
At least two years	$ 9.50	$ 9.50
At least three years	$ 9.75	$ 9.75
At least four years	$ 10.28	$ 10.28